Stockholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Option Outstanding	397,126	4,442,172
Warrants [Member]
Weighted Average Exercise Price, Exercisable		$ 0.40
Number of Option Outstanding	510,859	110,859
Weighed Averate Remaining Contractual Life (in years)	4 years 10 months 21 days	5 years 9 months 3 days
Weighted Average Exercise Price	$ 4.25	$ 6.06
Number of Option Exercisable	22,524	22,524
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	$ 0.40	$ 0.40
Warrants [Member] | Minimum [Member]
Weighted Average Exercise Price, Exercisable	0.40	0.40
Warrants [Member] | Maximum [Member]
Weighted Average Exercise Price, Exercisable	$ 7.50	$ 7.50